CONSOLIDATED STATEMENTS OF SHAREHOLDERS EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 3,540	$ 198,498	$ (171,644)	$ 14,469	$ 44,863
Balance (in shares) at Dec. 31, 2009	24,342,600
Subscription of warrants		224			224
Issuance of ordinary shares on exercise of stock -options	11	470			481
Issuance of ordinary shares on exercise of stock -options (in shares)	63,000
Issuance of ordinary shares on vesting of free shares	38	(38)			0
Issuance of ordinary shares on vesting of free shares (in shares)	240,050
Stock-based compensation expense		3,308			3,308
Net loss			(8,975)		(8,975)
Other comprehensive income (loss)				(3,596)	(3,596)
Balance at Dec. 31, 2010	3,589	202,462	(180,619)	10,873	36,305
Balance (in shares) at Dec. 31, 2010	24,645,650
Subscription of warrants		200			200
Issuance of ordinary shares on exercise of stock -options	8	88			96
Issuance of ordinary shares on exercise of stock -options (in shares)	44,200
Issuance of ordinary shares on vesting of free shares	44	(44)			0
Issuance of ordinary shares on vesting of free shares (in shares)	272,400
Stock-based compensation expense		2,783			2,783
Net loss			(8,774)		(8,774)
Other comprehensive income (loss)				(816)	(816)
Balance at Dec. 31, 2011	3,641	205,489	(189,393)	10,057	29,794
Balance (in shares) at Dec. 31, 2011	24,962,250
Subscription of warrants		5			5
Issuance of ordinary shares on exercise of stock -options	31	570			601
Issuance of ordinary shares on exercise of stock -options (in shares)	195,000
Issuance of ordinary shares on vesting of free shares	42	(42)			0
Issuance of ordinary shares on vesting of free shares (in shares)	258,150
Stock-based compensation expense		3,136			3,136
Net loss			(3,228)		(3,228)
Other comprehensive income (loss)				196	196
Balance at Dec. 31, 2012	$ 3,714	$ 209,158	$ (192,621)	$ 10,253	$ 30,504
Balance (in shares) at Dec. 31, 2012	25,415,400